UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23923

LORD ABBETT FLEXIBLE INCOME FUND

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 6/30

Date of reporting period: 12/31/2025

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Flexible Income Fund

For the six-month period ended December 31, 2025

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Holdings Presented by Asset Allocation

3	Schedule of Investments

26	Statement of Assets and Liabilities

27	Statement of Operations

28	Statements of Changes in Net Assets

29	Statement of Cash Flows

32	Financial Highlights

35	Notes to Financial Statements

58	Supplemental Information to Shareholders

Lord Abbett Flexible Income Fund
Semiannual Report

For the six-month period ended December 31, 2025

From left to right: John Shaffer, Independent Trustee and Chair of the Lord Abbett Alternatives Funds Board of Trustees and Steven F. Rocco, Interested Trustee, President and Chief Executive Officer of the Lord Abbett Alternatives Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Flexible Income Fund for the six-month period ended December 31, 2025. For detailed and timely information about the Fund, please visit our website at www.lordabbett.com, where you can also access quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates and Fund literature. Thank you for investing in the Lord Abbett Family of Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Steven F. Rocco

Trustee, President and Chief Executive Officer

Portfolio Holdings Presented by Asset Allocation

December 31, 2025

Holdings by Asset Allocation	%*
Asset-Backed Securities	34.08%
Corporate Bonds	23.18%
Corporate Notes	2.40%
Floating Rate Loans	34.42%
Membership Interests	0.06%
Non-Agency Commercial Mortgage-Backed Securities	3.61%
Money Market Mutual Funds	0.79%
Repurchase Agreements	1.46%
Total	100.00%

*	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
LONG-TERM INVESTMENTS 117.11%

ASSET-BACKED SECURITIES 37.81%

Automobiles 1.90%
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%		4/17/2028	$428,795	$426,871
Consumer Portfolio Services Auto Trust Series 2025-B Class D†	5.56%		7/15/2031	350,000	354,860
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	100,000	100,534
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	460,000	470,465
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	9.168% (30 day USD SOFR Average + 5.25%	)#	5/20/2032	439,681	451,526
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	7.918% (30 day USD SOFR Average + 4.00%	)#	10/20/2032	277,929	281,419
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	6.184% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	175,000	175,172
Prestige Auto Receivables Trust Series 2023-2A Class B†	6.64%		12/15/2027	138,308	138,325
Prestige Auto Receivables Trust Series 2024-2A Class B†	4.56%		2/15/2029	200,000	199,576
Prestige Auto Receivables Trust Series 2025-1A Class B†	5.34%		11/15/2028	450,000	449,780
Red Oak Funding Master Trust Series 2025-1A Class A†	5.984% (30 day USD SOFR Average + 2.00%	)#	12/20/2030	500,000	501,635
Total					3,550,163

Collateralized Loan Obligation-Debt 3.25%
Antares CLO Ltd. Series 2017-2A Class CRR (Cayman Islands)†	6.284% (3 mo. USD Term SOFR + 2.40%	)#	4/20/2037	1,500,000	1,503,864
Antares CLO Ltd. Series 2017-2A Class DRR (Cayman Islands)†	7.784% (3 mo. USD Term SOFR + 3.90%	)#	4/20/2037	1,500,000	1,520,385
Golub Capital Partners CLO 65M Series 2023-65A Class CR†	6.284% (3 mo. USD Term SOFR + 2.40%	)#	4/20/2037	1,500,000	1,506,559

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
Collateralized Loan Obligation-Debt (continued)
Golub Capital Partners CLO 65M Series 2023-65A Class DR†	7.784% (3 mo. USD Term SOFR + 3.90%	)#	4/20/2037	$1,500,000	$1,520,385
Total					6,051,193

Collateralized Loan Obligation-Warehouse 5.90%
Fortress Credit Opportunities XXVII CLO B LLC	7.905% (3 mo. USD Term SOFR + 4.00%	)#	12/30/2033	5,000,000	5,000,000	(b)
NMFC Senior Loan Program IV LLC(c)	–	(d)	7/11/2030	964,286	964,382	(b)
NMFC Senior Loan Program IV LLC	8.492% (3 mo. USD Term SOFR + 4.75%	)#	7/11/2030	2,035,714	2,035,918	(b)
NMFC Senior Loan Program III LLC(c)	–	(d)	8/7/2028	1,918,919	1,921,222	(b)
NMFC Senior Loan Program III LLC	8.627% (1 mo. USD Term SOFR + 4.75%	)#	8/7/2028	1,081,081	1,082,378	(b)
Total					11,003,900

Credit Card 1.22%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	750,000	761,484
Mercury Financial Credit Card Master Trust Series 2025-1A Class B†	6.16%		12/22/2031	500,000	500,032
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	1,000,000	1,006,599
Total					2,268,115

Other 25.54%
1988 CLO 4 Ltd. Series 2024-4A Class D†	8.155% (3 mo. USD Term SOFR + 4.25%	)#	4/15/2037	440,000	442,563
37 Capital CLO 3 Ltd. Series 2023-1A Class A1R†(e)	5.405% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2038	1,500,000	1,507,089
ABPCI Direct Lending Fund CLO XVII LLC Series 2024-17A Class A1†(e)	5.704% (3 mo. USD Term SOFR + 1.85%	)#	8/1/2036	1,667,000	1,672,156
Abry Liquid Credit CLO Ltd. Series 2025-1A Class C†(e)	6.05% (3 mo. USD Term SOFR + 2.10%	)#	10/20/2038	1,000,000	1,002,745
AGL CLO 42 Ltd. Series 2025-42A Class A2†	5.869% (3 mo. USD Term SOFR + 1.60%	)#	7/22/2038	250,000	250,689
Anchorage Capital CLO 7 Ltd. Series 2015-7A Class BR3†(e)	5.909% (3 mo. USD Term SOFR + 2.05%	)#	4/28/2037	674,000	675,647

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
Other (continued)
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	5.659% (1 mo. USD Term SOFR + 1.93%	)#	1/20/2041	$500,000	$501,784
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class AS†	5.567% (1 mo. USD Term SOFR + 1.83%	)#	1/20/2043	490,000	491,072
ARES LII CLO Ltd. Series 2019-52A Class DRR†	6.357% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2031	500,000	500,976
ARES LX CLO Ltd. Series 2021-60A Class B†(e)	5.796% (3 mo. USD Term SOFR + 1.91%	)#	7/18/2034	750,000	751,174
Arini U.S. CLO I Ltd. Series 1A Class C†(e)	6.805% (3 mo. USD Term SOFR + 2.90%	)#	4/15/2038	1,000,000	1,014,531
Arini U.S. CLO III Ltd. Series 3A Class D†	6.82% (3 mo. USD Term SOFR + 2.90%	)#	1/15/2039	400,000	400,612
Bain Capital Credit CLO Ltd. Series 2019-3A Class DRR†	6.67% (3 mo. USD Term SOFR + 2.80%	)#	10/21/2034	250,000	248,881
Barrow Hanley CLO III Ltd. Series 2024-3A Class D†	8.034% (3 mo. USD Term SOFR + 4.15%	)#	4/20/2037	450,000	454,205
Benefit Street Partners CLO XX Ltd. Series 2020-20A Class ARR†(e)	5.195% (3 mo. USD Term SOFR + 1.29%	)#	7/15/2037	1,750,000	1,754,238
BlueMountain CLO Ltd. Series 2018-3A Class BR†	5.708% (3 mo. USD Term SOFR + 1.85%	)#	10/25/2030	500,000	502,192
Bryant Park Funding Ltd. Series 2023-20A Class BR†	5.805% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2038	350,000	351,190
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	380,000	382,351
Carlyle U.S. CLO Ltd. Series 2024-1A Class E†	10.825% (3 mo. USD Term SOFR + 6.92%	)#	4/15/2037	300,000	303,750
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	1,000,000	1,015,898
Crown City CLO IV Series 2022-4A Class B1R†	6.684% (3 mo. USD Term SOFR + 2.80%	)#	4/20/2037	500,000	502,702
CTM CLO Ltd. Series 2025-1A Class C†	6.685% (3 mo. USD Term SOFR + 2.35%	)#	7/15/2038	400,000	401,913
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	1,000,000	1,006,489
Dryden 115 CLO Ltd. Series 2024-115A Class B†(e)	5.884% (3 mo. USD Term SOFR + 2.00%	)#	4/18/2037	1,000,000	1,002,142
Elara HGV Timeshare Issuer LLC Series 2025-A Class D†	6.91%		1/25/2040	221,012	221,125

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value(a)
Other (continued)
eStruxture Issuer LP Series 2025-1 Class A2†	5.894%		7/20/2055	CAD	2,300,000	$1,685,504
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA Class A2R†(e)	6.609% (3 mo. USD Term SOFR + 2.75%	)#	1/20/2036		$1,000,000	1,000,050
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA Class CR†	8.059% (3 mo. USD Term SOFR + 4.20%	)#	1/20/2036		1,250,000	1,250,062
Greystone CRE Notes LLC Series 2025-FL4 Class AS†	5.889% (1 mo. USD Term SOFR + 2.14%	)#	1/15/2043		500,000	501,694
HalseyPoint CLO 3 Ltd. Series 2020-3A Class D1R†	8.138% (3 mo. USD Term SOFR + 4.30%	)#	7/30/2037		250,000	251,765
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048		397,142	395,477
Harvest U.S. CLO Ltd. Series 2024-1A Class E†	11.304% (3 mo. USD Term SOFR + 7.42%	)#	4/18/2037		250,000	251,835
HPS Loan Management Ltd. Series 2021-16A Class BR†(e)	5.51% (3 mo. USD Term SOFR + 1.65%	)#	1/23/2035		1,000,000	1,001,409
ICG U.S. CLO Ltd. Series 2025-1A Class D1†	7.12% (3 mo. USD Term SOFR + 3.15%	)#	7/25/2038		750,000	753,256
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035		1,150,000	1,164,177
KKR CLO 32 Ltd. Series 32A Class CR†	6.405% (3 mo. USD Term SOFR + 2.50%	)#	4/15/2037		710,000	712,438
KKR CLO 61 Ltd. Series 2025-61A Class D1†	8.145% (3 mo. USD Term SOFR + 3.85%	)#	7/15/2037		250,000	251,323
Madison Park Funding LIX Ltd. Series 2021-59A Class A2R†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	4/18/2037		500,000	500,763
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†(e)	5.538% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033		1,000,000	1,001,993
Orion CLO Ltd. Series 2024-3A Class C†	6.158% (3 mo. USD Term SOFR + 2.30%	)#	7/25/2037		500,000	501,669
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032		151,512	153,874
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034		500,000	504,105
PFP Ltd. Series 2025-12 Class B†	5.777% (1 mo. USD Term SOFR + 2.04%	)#	12/18/2042		500,000	500,470
Post Road Equipment Finance LLC Series 2025-1A Class D†	5.43%		5/15/2031		300,000	302,332
Project Panama SPV LLC Series 2024 1†	7.48%	#(f)	12/23/2027		5,000,000	5,027,000	(b)

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
Other (continued)
Regatta XVI Funding Ltd. Series 2019-2A Class CR†	5.805% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2033	$300,000	$300,788
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	500,000	514,126
Sandstone Peak III Ltd. Series 2024-1A Class E†	10.938% (3 mo. USD Term SOFR + 7.08%	)#	4/25/2037	250,000	253,947
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2†	5.673%		7/25/2055	1,000,000	1,004,799
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	513,712	513,362
Sesac Finance LLC Series 2025-1 Class A2†	5.50%		7/25/2055	1,000,000	996,061
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	610,317	618,950
Silver Point CLO 10 Ltd. Series 2025-10A Class B†	6.068% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2038	500,000	501,847
Silver Point CLO 9 Ltd. Series 2025-9A Class E†	11.188% (3 mo. USD Term SOFR + 6.90%	)#	3/31/2038	250,000	254,619
Sotheby’s Artfi Master Trust Series 2024-1A Class A1†	6.43%		12/22/2031	500,000	501,754
TierPoint Issuer LLC Series 2025-1A Class A2†	6.15%		4/26/2055	1,000,000	1,017,251
Trimaran CAVU Ltd. Series 2024-1A Class E†	10.108% (3 mo. USD Term SOFR + 6.25%	)#	1/25/2038	250,000	254,500
Trinitas CLO XXIV Ltd. Series 2024-24A Class D1†	7.958% (3 mo. USD Term SOFR + 4.10%	)#	4/25/2037	400,000	403,560
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.284% (3 mo. USD Term SOFR + 2.40%	)#	7/20/2038	250,000	252,082
Trinitas CLO XXVII Ltd. Series 2024-27A Class D1†	8.184% (3 mo. USD Term SOFR + 4.30%	)#	4/18/2037	370,000	373,099
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	452,139	454,545
U.S. Bank NA Series 2025-SUP1 Class C†	5.774% (30 day USD SOFR Average + 1.90%	)#	2/25/2032	322,956	321,908
U.S. Bank NA Series 2025-SUP1 Class D†	6.574% (30 day USD SOFR Average + 2.70%	)#	2/25/2032	322,956	324,058
VFI ABS LLC Series 2025-1A Class C†	5.60%		4/24/2031	863,000	871,729
Vibrant CLO XI Ltd. Series 2019-11A Class A1R2†	5.496% (3 mo. USD Term SOFR + 1.61%	)#	7/20/2032	1,100,000	1,100,092
Vibrant CLO XR Ltd. Series 2018-10RA Class C1†	8.884% (3 mo. USD Term SOFR + 5.00%	)#	4/20/2036	580,000	584,345

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
Other (continued)
Vibrant CLO XVI Ltd. Series 2023-16A Class C1R†	7.505% (3 mo. USD Term SOFR + 3.60%	)#	7/15/2036	$250,000	$250,540
Zaxbys Funding LLC Series 2021-1A Class A2†	3.238%		7/30/2051	957,500	904,908
Total					47,642,180
Total Asset-Backed Securities (cost $70,283,431)					70,515,551

CORPORATE BONDS 25.71%

Airlines 1.36%
Air Canada Pass-Through Trust Series 2015-1 Class A (Canada)†(g)	3.60%		9/15/2028	394,501	390,284
American Airlines Pass-Through Trust Class B	3.95%		1/11/2032	730,000	705,225
American Airlines, Inc.†	7.25%		2/15/2028	290,000	296,612
AS Mileage Plan IP Ltd. (Cayman Islands)†(g)	5.021%		10/20/2029	520,000	524,501
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(g)	9.50%		6/1/2028	600,000	622,774
Total					2,539,396

Auto Manufacturers 1.23%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(g)	10.00%		3/31/2029	385,000	358,626
Ford Motor Credit Co. LLC	7.35%		11/4/2027	1,400,000	1,462,257
Wabash National Corp.†	4.50%		10/15/2028	510,000	477,643
Total					2,298,526

Auto Parts & Equipment 0.57%
Tenneco, Inc.†	8.00%		11/17/2028	600,000	602,328
ZF North America Capital, Inc.†	6.875%		4/14/2028	455,000	466,054
Total					1,068,382

Banks 0.34%
Synovus Financial Corp.	7.538% (5 yr. USD SOFR ICE Swap + 3.38%	)#	2/7/2029	600,000	632,920

Building Materials 0.14%
CP Atlas Buyer, Inc.†	7.00%		12/1/2028	285,000	268,655

Chemicals 0.14%
SCIH Salt Holdings, Inc.†	6.625%		5/1/2029	265,000	266,363

Coal 0.19%
SunCoke Energy, Inc.†	4.875%		6/30/2029	385,000	357,844

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services 1.39%
Alta Equipment Group, Inc.†	9.00%	6/1/2029	$485,000	$438,468
Champions Financing, Inc.†	8.75%	2/15/2029	375,000	369,984
EquipmentShare.com, Inc.†	9.00%	5/15/2028	580,000	603,450
Hertz Corp.†	12.625%	7/15/2029	585,000	590,446
Sotheby’s†	7.375%	10/15/2027	600,000	596,864
Total				2,599,212

Cosmetics/Personal Care 0.22%
P&L Development LLC/PLD Finance Corp.†	12.00%	5/15/2029	407,000	415,555

Diversified Financial Services 1.47%
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	505,000	529,936
Provident Funding Associates LP/PFG Finance Corp.†	9.75%	9/15/2029	400,000	422,205
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%	3/1/2029	800,000	773,291
Stellantis Financial Services U.S. Corp.†	4.95%	9/15/2028	1,000,000	1,013,973
Total				2,739,405

Electric 0.27%
Alexander Funding Trust II†	7.467%	7/31/2028	465,000	495,983

Entertainment 0.77%
Empire Resorts, Inc.†	7.75%	11/1/2026	225,000	221,517
Flutter Treasury DAC (Ireland)†(g)	6.375%	4/29/2029	500,000	517,717
Warnermedia Holdings, Inc.	4.054%	3/15/2029	750,000	697,575
Total				1,436,809

Equity Real Estate 0.20%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	390,000	380,673

Food 0.23%
C&S Group Enterprises LLC†	5.00%	12/15/2028	450,000	418,792

Health Care-Services 1.01%
Centene Corp.	4.25%	12/15/2027	750,000	746,049
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	450,000	400,927
Team Health Holdings, Inc.†	8.375%	6/30/2028	337,000	341,673
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029	400,000	403,466
Total				1,892,115

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Home Builders 0.45%
LGI Homes, Inc.†	8.75%	12/15/2028		$799,000	$833,911

Insurance 1.91%
F&G Annuities & Life, Inc.	7.40%	1/13/2028		720,000	754,184
Jackson National Life Insurance Co.†	8.15%	3/15/2027		1,750,000	1,813,105
MGIC Investment Corp.	5.25%	8/15/2028		1,000,000	1,000,033
Total					3,567,322

Internet 0.48%
ANGI Group LLC†	3.875%	8/15/2028		390,000	360,532
Rakuten Group, Inc. (Japan)†(g)	9.75%	4/15/2029		475,000	531,696
Total					892,228

Investment Companies 1.34%
Blackstone Secured Lending Fund	3.625%	1/15/2026		500,000	499,591
Blue Owl Technology Finance Corp.	2.50%	1/15/2027		750,000	730,031
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027		500,000	519,281
HPS Corporate Lending Fund†	4.90%	9/11/2028		750,000	746,343
Total					2,495,246

Iron-Steel 0.45%
Algoma Steel, Inc. (Canada)†(g)	9.125%	4/15/2029		655,000	549,196
Mineral Resources Ltd. (Australia)†(g)	9.25%	10/1/2028		280,000	294,112
Total					843,308

Lodging 0.23%
Full House Resorts, Inc.†	8.25%	2/15/2028		482,000	420,545

Machinery-Diversified 0.44%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(g)	9.00%	2/15/2029		570,000	598,488
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028		210,000	223,650
Total					822,138

Media 0.85%
AMC Networks, Inc.†	10.25%	1/15/2029		556,000	583,406
Univision Communications, Inc.†	8.00%	8/15/2028		355,000	367,936
Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/2028	GBP	475,000	625,840
Total					1,577,182

Miscellaneous Manufacturing 0.33%
LSB Industries, Inc.†	6.25%	10/15/2028		$610,000	611,293

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 4.11%
Antero Resources Corp.†	7.625%	2/1/2029	$700,000	$713,234
APA Corp.	4.375%	10/15/2028	500,000	499,058
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	554,878	558,405
Civitas Resources, Inc.†	8.375%	7/1/2028	496,000	511,695
Comstock Resources, Inc.†	6.75%	3/1/2029	365,000	364,554
Crescent Energy Finance LLC†	9.25%	2/15/2028	274,000	283,523
Expand Energy Corp.†	6.75%	4/15/2029	750,000	754,462
Global Marine, Inc.	7.00%	6/1/2028	190,000	185,963
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	355,000	358,328
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	1,000,000	989,530
Permian Resources Operating LLC†	8.00%	4/15/2027	1,000,000	1,016,505
Saturn Oil & Gas, Inc. (Canada)†(g)	9.625%	6/15/2029	480,000	473,588
Talos Production, Inc.†	9.00%	2/1/2029	520,000	541,789
Transocean Aquila Ltd.†	8.00%	9/30/2028	401,308	412,916
Total				7,663,550

Packaging & Containers 0.18%
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	360,000	340,004

Pharmaceuticals 0.95%
Cheplapharm Arzneimittel GmbH (Germany)†(g)	5.50%	1/15/2028	425,000	420,847
Curaleaf Holdings, Inc.	8.00%	12/15/2026	315,000	310,275
CVS Pass-Through Trust†	5.298%	1/11/2027	539,922	540,343
Owens & Minor, Inc.†	4.50%	3/31/2029	735,000	499,505
Total				1,770,970

Pipelines 0.98%
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	340,000	342,127
Hess Midstream Operations LP†	5.125%	6/15/2028	300,000	301,401
NGPL PipeCo LLC†	4.875%	8/15/2027	750,000	753,272
Venture Global LNG, Inc.†	8.125%	6/1/2028	425,000	430,714
Total				1,827,514

REITS 1.24%
Arbor Realty SR, Inc.†	8.50%	12/15/2028	194,000	193,288
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	1,750,000	1,739,468
Piedmont Operating Partnership LP	9.25%	7/20/2028	350,000	387,150
Total				2,319,906

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail 0.61%
LBM Acquisition LLC†	6.25%		1/15/2029		$460,000	$414,426
Staples, Inc.†	10.75%		9/1/2029		435,000	433,017
Stonegate Pub Co. Financing PLC	10.75%		7/31/2029	GBP	210,000	280,854
Total						1,128,297

Software 0.28%
Open Text Corp. (Canada)†(g)	6.90%		12/1/2027		$500,000	520,535

Telecommunications 0.43%
Level 3 Financing, Inc.†	4.25%		7/1/2028		395,000	379,200
Viasat, Inc.†	6.50%		7/15/2028		435,000	423,393
Total						802,593

Transportation 0.92%
Pacific National Finance Pty. Ltd. (Australia)(g)	4.75%		3/22/2028		700,000	694,803
XPO, Inc.†	6.25%		6/1/2028		1,000,000	1,021,506
Total						1,716,309
Total Corporate Bonds (cost $47,815,499)						47,963,481

CORPORATE NOTES 2.67%

Financial Services 2.67%
QTS Realty Trust LLC Term Promissory Note	6.43% (3 mo. USD Term SOFR + 2.75%	)	10/31/2038		3,800,000	3,780,240	(b)
QTS Realty Trust LLC Revolving Promissory Note(c)	6.43% (3 mo. USD Term SOFR + 3.00%	)	10/31/2038		1,200,000	1,193,760	(b)
Total Corporate Notes (cost $4,959,479)						4,974,000

FLOATING RATE LOANS(h) 46.85%

Aerospace & Defense 1.34%
Titan BW Borrower LP PIK Delayed Draw Term Loan(c)	–	(d)	7/24/2032		168,919	167,230	(b)
Titan BW Borrower LP PIK Term Loan (PIK 2.88%)(i)	9.601% (3 mo. USD Term SOFR + 5.375%	)	7/24/2032		2,013,019	1,992,889	(b)
Titan BW Borrower LP Revolver(c)	–	(d)	7/22/2032		337,838	334,459	(b)
Total						2,494,578

Building Products 0.79%
LHS Borrower LLC 2025 Revolver(c)	11.00% (PRIME rate + 4.25%	)(d)	9/4/2031		111,354	109,684	(b)

LHS Borrower LLC 2025 Term Loan	8.966% (1 mo. USD Term SOFR + 5.25%	)	9/4/2031		1,383,439	1,362,687	(b)
Total						1,472,371

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Capital Markets 1.06%
Russell Investments U.S. Institutional Holdco, Inc. 2025 PIK Revolver(c)	–	(d)	12/29/2032		$150,943	$148,679	(b)
Russell Investments U.S. Institutional Holdco, Inc. 2025 PIK Term Loan	8.69% (3 mo. USD Term SOFR + 5.00%	)	12/29/2032		1,849,057	1,821,321	(b)
Total						1,970,000

Commercial Services 0.09%
CRM Series Seller 2025 LLC Revolver(c)	7.459% - 7.51% (1 mo. USD Term SOFR + 3.85% (3 mo. USD Term SOFR + 3.85%	) )	8/20/2030		166,667	166,617	(b)

Commercial Services & Supplies 2.35%
AMCP Clean Acquisition Co. LLC 2025 Refinancing Delayed Draw Term Loan	7.936% (3 mo. USD Term SOFR + 4.25%	)	6/17/2030		3,000,000	2,970,000
Boost Newco Borrower LLC 2025 USD Term Loan B2	5.672% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031		994,987	997,788
RR Donnelley & Sons Co. 2024 Term Loan	8.466% (1 mo. USD Term SOFR + 4.75%	)	8/8/2029		423,200	418,968	(b)
Total						4,386,756

Consumer Staples Distribution & Retail 1.77%
Bellis Acquisition Co. PLC 2023 GBP Incremental Term Loan (United Kingdom)	9.792% (SONIA + 5.75%	)	10/22/2029	GBP	2,500,000	3,303,153	(b)

Diversified Consumer Services 2.41%
CI MG Group LLC 2025 Delayed Draw Term Loan(c)	9.172% (3 mo. USD Term SOFR + 5.50%	)	3/27/2030		$742,255	732,532	(b)
CI MG Group LLC 2025 Revolver(c)	9.172% (3 mo. USD Term SOFR + 5.50%	)	3/27/2030		168,919	166,706	(b)
CI MG Group LLC 2025 Term Loan	9.172% (3 mo. USD Term SOFR + 5.50%	)	3/27/2030		1,573,176	1,552,567	(b)
Eagle Bidco Ltd. 2025 GBP Term Loan B (United Kingdom)	8.473% (SONIA + 4.75%	)	2/29/2032	GBP	1,500,000	2,033,552
Total						4,485,357

Diversified Financial Services 0.04%
BSFR II UTE I LLC Revolver(c)	7.672% - 7.87% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	3/24/2028		$75,000	75,022	(b)

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Entertainment 0.53%
Flutter Financing BV 2024 Term Loan B (Netherlands)(g)	5.422% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030		$994,924	$995,337

Financial Services 5.58%
BCPE Maverick Parent LP PIK Delayed Draw Term Loan(c)	6.922%	(d)	10/14/2027		3,375,000	3,375,000	(b)
Cerity Partners LLC 2025 6th Amendment Incremental Revolver(c)	8.172% (3 mo. USD Term SOFR + 4.50%	)(d)	7/28/2031		82,569	82,156	(b)
Cerity Partners LLC 2025 Tranche B Delayed Draw Term Loan(c)	–	(d)	7/28/2031		917,431	912,844	(b)
Harp Finco Ltd. GBP Term Loan (Jersey)	8.723% (SONIA + 5.00%	)	3/27/2032	GBP	1,500,000	2,021,926	(b)
Saber Parent Holdings Corp. PIK Delayed Draw Term Loan(c)	–	(d)	12/16/2032		$292,683	291,219	(b)
Saber Parent Holdings Corp. PIK Term Loan	8.206% (3 mo. USD Term SOFR + 4.50%	)	12/16/2032		1,060,976	1,055,671	(b)
Saber Parent Holdings Corp. Revolver(c)	–	(d)	12/16/2032		146,341	145,610	(b)
Tulip Bidco Ltd. GBP PIK Incremental Acquisition Facility (United Kingdom)(c)	7.83% - 9.84% (SONIA + 5.87% (3 mo. EURIBOR + 5.75%	) )	12/13/2027	GBP	1,900,000	2,522,689	(b)
Total						10,407,115

Health Care Providers & Services 4.38%
Allied Benefit Systems Intermediate LLC 2025 2nd Amendment Delayed Draw Term Loan(c)	–	(d)	10/31/2030		$440,648	438,445	(b)
Allied Benefit Systems Intermediate LLC 2025 2nd Amendment Term Loan	8.733% (3 mo. USD Term SOFR + 5.00%	)	10/31/2030		2,559,352	2,546,555	(b)
One Call Corp. 2025 Revolver(c)	–	(d)	9/10/2030		230,263	226,809	(b)
One Call Corp. 2025 Term Loan	9.466% (1 mo. USD Term SOFR + 5.75%	)	9/10/2030		3,259,519	3,210,626	(b)
Schoen Klinik SE 2025 EUR Term Loan B (Germany)	6.519% (3 mo. EURIBOR + 4.50%	)	1/12/2031	EUR	1,500,000	1,745,172	(b)
Total						8,167,607

Health Care Technology 3.73%
CT Technologies Intermediate Holdings, Inc. 2025 Incremental Delayed Draw Term Loan(c)	8.466% (1 mo. USD Term SOFR + 4.75%	)(d)	9/2/2031		$730,157	722,856	(b)
CT Technologies Intermediate Holdings, Inc. 2025 Incremental Term Loan	8.466% (1 mo. USD Term SOFR + 4.75%	)	9/2/2031		1,276,975	1,264,205	(b)

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Technology (continued)
CT Technologies Intermediate Holdings, Inc. 2025 New Synthetic Delayed Draw Term Loan(c)	–	(d)	9/2/2031	$122,531	$121,306	(b)
CT Technologies Intermediate Holdings, Inc. 2025 Revolver(c)	–	(d)	9/2/2031	365,765	365,764	(b)
Goldeneye Parent LLC Revolver(c)	–	(d)	3/31/2032	316,189	316,979	(b)
Goldeneye Parent LLC PIK Term Loan	8.466% (1 mo. USD Term SOFR + 4.75%	)	3/31/2032	2,172,892	2,178,324	(b)
Wisdom Purchaser LLC PIK Term Loan	8.365% (3 mo. USD Term SOFR + 4.50%	)	7/24/2032	1,812,500	1,803,438	(b)
Wisdom Purchaser LLC Revolver(c)	–	(d)	7/24/2032	187,500	186,563	(b)
Total					6,959,435

Hotels, Restaurants & Leisure 1.36%
Accommodations Plus Technologies Holdings LLC 2025 Revolver(c)	–	(d)	5/28/2032	333,333	330,000	(b)
OB Global Openbet Holdings 2 LLC Term Loan	9.689% (3 mo. USD Term SOFR + 6.00%	)	9/24/2029	2,237,500	2,215,125	(b)
Total					2,545,125

Insurance 1.59%
Koala Investment Holdings, Inc. Delayed Draw Term Loan(c)	–	(d)	8/29/2032	452,413	447,889	(b)
Koala Investment Holdings, Inc. Revolver(c)	–	(d)	8/29/2032	201,072	199,062	(b)
Koala Investment Holdings, Inc. Term Loan	8.172% (3 mo. USD Term SOFR + 4.50%	)	8/29/2032	2,346,515	2,323,049	(b)
Total					2,970,000

Internet 0.63%
Gen Digital, Inc. 2021 Term Loan A	5.191% (1 mo. USD Term SOFR + 1.38%	)	9/10/2027	1,176,130	1,177,600

Life Sciences Tools & Services 1.62%
Cambrex Corp. 2025 Revolver(c)	8.335% (1 mo. USD Term SOFR + 4.50%	)(d)	3/5/2032	255,102	255,102	(b)
Cambrex Corp. 2025 PIK Delayed Draw Term Loan(c)	–	(d)	3/5/2032	291,545	291,545	(b)
Cambrex Corp. 2025 PIK Delayed Draw Term Loan 1(c)	–	(d)	3/5/2032	531,458	531,458	(b)
Cambrex Corp. 2025 PIK Unitranche Term Loan	8.216% (1 mo. USD Term SOFR + 4.50%	)	3/5/2032	1,948,469	1,948,469	(b)
Total					3,026,574

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Machinery 1.06%
UFT Buyer LLC Delayed Draw Term Loan(c)	–	(d)	12/6/2032		$487,805	$482,927	(b)
UFT Buyer LLC Revolver(c)	–	(d)	12/6/2032		182,927	181,097	(b)
UFT Buyer LLC Term Loan B	8.272% (3 mo. USD Term SOFR + 4.50%	)	12/6/2032		1,329,268	1,315,976	(b)
Total						1,980,000

Media 1.76%
Charter Communications Operating LLC 2023 Term Loan B4	5.985% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030		994,924	995,123
Gannett Holdings LLC 2024 Term Loan	8.875% (3 mo. USD Term SOFR + 5.00%	)	10/15/2029		2,306,306	2,291,892
Total						3,287,015

Oil & Gas 0.22%
Occidental Petroleum Corp. 2 Year Term Loan	5.475% (1 mo. USD Term SOFR + 1.63%	)	8/3/2026		400,000	400,500

Personal Care Products 2.33%
DRS Holdings III, Inc. 2025 Revolver(c)	–	(d)	11/1/2028		142,624	141,911	(b)
DRS Holdings III, Inc. 2025 Term Loan	8.966% (1 mo. USD Term SOFR + 5.25%	)	11/1/2028		2,240,637	2,229,434	(b)
Silk Holdings III Corp. 2025 5th Amendment Revolver(c)	7.343% (1 mo. USD Term SOFR + 3.50%	)	12/3/2032		139,263	137,871	(b)
Silk Holdings III Corp. 2025 5th Amendment Term Loan	8.171% (3 mo. USD Term SOFR + 4.50%	)	12/3/2032		1,860,737	1,842,129	(b)
Total						4,351,345

Professional Services 4.32%
Deerfield Dakota Holding LLC 2025 PIK Term Loan (PIK 2.75%)(i)	9.422% (3 mo. USD Term SOFR + 5.75%	)	9/13/2032		2,765,589	2,737,933	(b)
Deerfield Dakota Holding LLC 2025 Revolver(c)	–	(d)	9/13/2032		257,143	254,571	(b)
Pacioli U.K. Midco Ltd. GBP PIK Term Loan B (United Kingdom)	8.76% (SONIA + 5.00%	)	4/14/2032	GBP	1,410,000	1,867,350	(b)
Sigma Irish Acquico Ltd. 2025 Delayed Draw Term Loan (Ireland)(c)(g)	–	(d)	3/19/2032		$305,245	302,955	(b)
Sigma Irish Acquico Ltd. 2025 EUR DDTL (Ireland)	7.268% (3 mo. EURIBOR + 5.25%	)	3/19/2032	EUR	126,245	148,364	(b)

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Professional Services (continued)
Sigma Irish Acquico Ltd. 2025 EUR Term Loan B (Ireland)	7.268% (3 mo. EURIBOR + 5.25%	)	3/19/2032	EUR	1,242,249	$1,448,942	(b)
Sigma Irish Acquico Ltd. 2025 USD Term Loan B (Ireland)(g)	8.91% (3 mo. USD Term SOFR + 5.25%	)	3/19/2032		$1,304,138	1,294,357	(b)
Total						8,054,472

Real Estate Management & Development 1.33%
Associations, Inc. 2024 2nd Amendment Revolver(c)	–	(d)	7/3/2028		136,842	136,842	(b)
Associations, Inc. 2024 2nd Amendment Term Loan A	10.662% (3 mo. USD Term SOFR + 6.50%	)	7/3/2028		2,181,484	2,176,030	(b)
Associations, Inc. 2024 Special Purpose Delayed Draw Term Loan(c)	10.662% (3 mo. USD Term SOFR + 6.50%	)	7/3/2028		170,113	169,688	(b)
Total						2,482,560

Software 3.73%
Edition Holding, Inc. Delayed Draw Term Loan 2(c)	–	(d)	12/20/2032		714,640	711,961	(b)
Edition Holdings, Inc. Revolver(c)	–	(d)	12/20/2032		267,990	266,985	(b)
Edition Holdings, Inc. PIK Delayed Draw Term Loan(c)	–	(d)	12/20/2032		381,385	379,955	(b)
Edition Holdings, Inc. PIK Term Loan	8.201% (3 mo. USD Term SOFR + 4.50%	)	12/20/2032		2,635,984	2,626,099	(b)
Jeppesen Holdings, LLC Revolver(c)	–	(d)	11/1/2032		147,887	146,778	(b)
Jeppesen Holdings, LLC PIK Term Loan	8.59% (3 mo. USD Term SOFR + 4.75%	)	11/1/2032		2,852,113	2,830,722	(b)
Total						6,962,500

Technology Hardware, Storage & Peripherals 1.49%
VCI Asset Holdings 1 LLC Fixed Term Loan	10.00%		11/20/2030		2,809,855	2,781,756	(b)

Transportation Infrastructure 1.34%
Elk Bidco, Inc. Delayed Draw Term Loan(c)	–	(d)	6/14/2032		373,134	372,202	(b)
Elk Bidco, Inc. Revolver(c)	–	(d)	6/14/2032		335,821	334,981	(b)
Elk Bidco, Inc. Term Loan	8.172% (3 mo. USD Term SOFR + 4.50%	)	6/14/2032		1,786,567	1,782,101	(b)
Total						2,489,284
Total Floating Rate Loans (cost $86,950,879)						$87,392,079

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments				Units	Fair Value
MEMBERSHIP INTERESTS 0.07%

Technology Hardware, Storage & Peripherals 0.07%
VCI Intermediate TopCo 1 LLC(j) (cost $125,996)				125,996	$125,996	(b)

	Interest Rate		Maturity Date	Principal Amount

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.00%
1301 Trust Series 2025-1301 Class D†	6.223%	#(k)	8/11/2042	$590,000	599,989
1345 Trust Series 2025-AOA Class B†	5.75% (1 mo. USD Term SOFR + 2.00%	)#	6/15/2042	500,000	502,139
ALA Trust Series 2025-OANA Class C†	5.843% (1 mo. USD Term SOFR + 2.09%	)#	6/15/2040	500,000	502,236
BAHA Trust Series 2024-MAR Class B†	6.841%	#(k)	12/10/2041	500,000	524,166
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.60% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	700,000	703,963
BOFAS Re-REMIC Trust	Zero Coupon		12/16/2025	37,620	37,620	(b)
BSTN Commercial Mortgage Trust Series 2025-1C Class B†	5.755%	#(k)	6/15/2044	500,000	516,565
BX Trust Series 2025-VLT7 Class E†	7.50% (1 mo. USD Term SOFR + 3.75%	)#	7/15/2044	500,000	500,495
BX Trust Series 2025-VOLT Class D†	6.50% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	300,000	300,848
DBC Mortgage Trust Series 2025-DBC Class D†	6.351% (1 mo. USD Term SOFR + 2.60%	)#	11/15/2042	380,000	382,667
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.631%	#(k)	10/15/2042	400,000	404,184
ONE Mortgage Trust Series 2021-PARK Class A†	4.565% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	500,000	498,839
SCG Trust Series 2025-SNIP Class D†	6.35% (1 mo. USD Term SOFR + 2.60%	)#	9/15/2042	600,000	604,131
SHRN Trust Series 2025-MF18 Class D†	6.00% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2040	380,000	381,567
SWCH Commercial Mortgage Trust Series 2025-DATA Class B†	5.593% (1 mo. USD Term SOFR + 1.84%	)#	2/15/2042	500,000	496,447
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†	6.841% (1 mo. USD Term SOFR + 3.09%	)#	4/15/2042	500,000	501,969
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,391,552)					7,457,825
Total Long-Term Investments (cost $217,526,836)					218,428,932

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate	Shares	Fair Value
SHORT-TERM INVESTMENTS 2.50%

MONEY MARKET MUTUAL FUNDS 0.88%
State Street Institutional U.S. Government Money Market Fund Opportunity Class(l) (cost $1,639,317)	3.74%	1,639,317	$1,639,317

		Principal Amount
REPURCHASE AGREEMENTS 1.62%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $138,100 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $140,817; proceeds: $137,972 (cost $137,947)		$137,947	137,947
Repurchase Agreement dated 12/31/2025, 3.550% due 1/2/2026 with JPMorgan Securities LLC collateralized by $2,882,400 of U.S. Treasury Note at 3.500% due 12/15/2028; value: $2,886,000; proceeds: $2,886,569 (cost $2,886,000)		2,886,000	2,886,000
Total Repurchase Agreements (cost $3,023,947)			3,023,947
Total Short-Term Investments (cost $4,663,264)			4,663,264
Total Investments in Securities 119.61% (cost $222,190,100)			223,092,196
Less Unfunded Loan Commitments (8.68%) (cost $16,226,588)			(16,186,127)
Net Investments in Securities 110.93% (cost $205,963,512)			206,906,069
Borrowings (8.04%)			(15,000,000)
Other Assets and Liabilities – Net(m) (2.89)%			(5,395,390)
Net Assets 100.00%			$186,510,679

CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $102,842,861, which represents 55.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
*	Non-income producing security.
(a)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser as “valuation designee.”
(c)	Security partially/fully unfunded. (See Note 2(c)).
(d)	Interest Rate to be determined.
(e)	Security has been fully or partially segregated for open reverse repurchase agreements as of December 31, 2025 (See Note 2(h)).

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

December 31, 2025

(f)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(g)	Foreign security traded in U.S. dollars.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2025.
(i)	Payment-in-kind security currently accruing interest.
(j)	The Investment, which was acquired on 11/19/2025, was issued in private placement transaction and as such is generally restricted as to resale. Total fair value of restricted investments as of December 31, 2025 was $125,996 or 0.07% of net assets.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	The rate shown is the current yield as of December 31, 2025.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, reverse repurchase agreements and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at December 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Microsoft Corp.(4)	Bank of America	1.00%	12/20/2030	$1,800,000	$54,474	$(883)	$53,591
Oracle Corp.(4)	Bank of America	1.00%	12/20/2027	1,800,000	15,860	(11,738)	4,122
					$70,334	$(12,621)	$57,713

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $12,621.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at December 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.331%	12-Month USD SOFR Index	2/23/2027	$9,800,000	$–	$7,485	$7,485
Bank of America(2)	3.210%	12-Month USD SOFR Index	10/23/2027	14,700,000	–	30,613	30,613
Bank of America(2)	3.180%	12-Month USD SOFR Index	10/23/2029	3,800,000	–	28,299	28,299
Bank of America(2)	3.163%	12-Month USD SOFR Index	10/23/2028	8,400,000	–	39,097	39,097
Total					$–	$105,494	$105,494

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Forward Foreign Currency Exchange Contracts at December 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Goldman Sachs	2/6/2026	352,000	$471,785	$474,458	$2,673
Euro	Buy	Goldman Sachs	3/6/2026	345,000	402,030	406,591	4,560
Canadian dollar	Sell	Goldman Sachs	1/23/2026	2,343,000	1,708,899	1,708,671	228
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,461

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Goldman Sachs	3/6/2026	176,000	$208,043	$207,420	$(623)
British pound	Sell	Goldman Sachs	2/6/2026	8,454,000	11,319,695	11,395,079	(75,384)
Euro	Sell	Goldman Sachs	3/6/2026	1,827,000	2,117,531	2,153,162	(35,631)
Euro	Sell	Goldman Sachs	3/6/2026	1,464,000	1,696,966	1,725,358	(28,392)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(140,030)

Reverse Repurchase Agreement Payables as of December 31, 2025

Counterparty	Fair Value	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value Including Accrued Interest(2)	Remaining Contractual Maturity of the Agreements
J.P. Morgan	$856,107	$1,000,000 principal, Dryden 115 CLO Ltd. Series 2024-115A Class B at 5.884% due 4/18/2037, fair value $1,002,142	4.570%	11/25/2025	1/26/2026	$860,506	Up to 30 Days
J.P. Morgan	854,293	$1,000,000 principal, HPS Loan Management Ltd. Series 2021-16A Class BR at 5.51% due 1/23/2035, fair value $1,001,409	4.570%	11/25/2025	1/26/2026	863,311	Up to 30 Days
J.P. Morgan	906,265	$1,000,000 principal, Navesink CLO 1 Ltd. Series 2023-1A Class A1R at 5.538% due 7/25/2033, fair value $1,001,993	4.370%	11/25/2025	1/26/2026	911,048	Up to 30 Days
J.P. Morgan	1,592,119	$1,750,000 principal, Benefit Street Partners CLO XX Ltd. Series 2020-20A at 5.195% due 7/15/2037, fair value $1,754,238	4.250%	12/12/2025	1/12/2026	1,595,878	Up to 30 Days

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

December 31, 2025

Counterparty	Fair Value	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value Including Accrued Interest(2)	Remaining Contractual Maturity of the Agreements
J.P. Morgan	$1,513,321	$1,667,000 principal, ABPCI Direct Lending Fund CLO XVII LLC Series 2024-17A Class A1 at 5.704% due 8/1/2036, fair value $1,672,156	4.250%	12/12/2025	1/12/2026	$1,516,894	Up to 30 Days
J.P. Morgan	1,367,155	$1,500,000 principal, 37 Capital CLO 3 Ltd. Series 2023-1A Class A1R at 5.405% due 7/15/2038, fair value $1,507,089	4.250%	12/12/2025	1/12/2026	1,370,383	Up to 30 Days
J.P. Morgan	910,886	$1,000,000 principal, Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA Class A2R at 6.609% due 1/20/2036, fair value $1,000,050	4.340%	12/16/2025	1/12/2026	912,911	Up to 30 Days
J.P. Morgan	578,997	$674,000 principal, Anchorage Capital CLO 7 Ltd. Series 2015-7A Class BR3 at 5.909% due 4/28/2037, fair value $675,647	4.490%	12/16/2025	1/12/2026	581,571	Up to 30 Days
J.P. Morgan	821,670	$1,000,000 principal, Arini U.S. CLO I Ltd. Series 1A Class C at 6.805% due 4/15/2038, fair value $1,014,531	4.580%	12/23/2025	1/26/2026	822,811	Up to 30 Days
J.P. Morgan	812,683	$1,000,000 principal, Abry Liquid Credit CLO Ltd. Series 2025-1A Class C at 6.05% due 10/20/2038, fair value $1,002,745	4.580%	12/23/2025	1/26/2026	813,812	Up to 30 Days
J.P. Morgan	644,818	$750,000 principal, ARES LX CLO Ltd. Series 2021-60A Class B at 5.796% due 7/18/2034, fair value $751,174	4.480%	12/23/2025	1/26/2026	645,714	Up to 30 Days
Total						$10,894,839

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $4,399, $9,018, $4,783, $3,759, $3,573, $3,228, $2,025, $2,574, $1,141, $1,129 and $896, respectively.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities(3)
Collateralized Loan Obligation-Warehouse	$–	$–	$11,003,900	$11,003,900
Other	–	42,615,180	5,027,000	47,642,180
Remaining Industries	–	11,869,471	–	11,869,471
Corporate Bonds	–	47,963,481	–	47,963,481
Corporate Notes(4)	–	–	4,974,000	4,974,000
Floating Rate Loans(5)
Aerospace & Defense	–	–	2,494,578	2,494,578
Building Products	–	–	1,472,371	1,472,371
Capital Markets	–	–	1,970,000	1,970,000
Commercial Services	–	–	166,617	166,617
Commercial Services & Supplies	–	3,967,788	418,968	4,386,756
Consumer Staples Distribution & Retail	–	–	3,303,153	3,303,153
Diversified Consumer Services	–	2,033,552	2,451,805	4,485,357
Diversified Financial Services	–	–	75,022	75,022
Financial Services	–	–	10,407,115	10,407,115
Health Care Providers & Services	–	–	8,167,607	8,167,607
Health Care Technology	–	–	6,959,435	6,959,435
Hotels, Restaurants & Leisure	–	–	2,545,125	2,545,125
Insurance	–	–	2,970,000	2,970,000
Life Sciences Tools & Services	–	–	3,026,574	3,026,574
Machinery	–	–	1,980,000	1,980,000
Personal Care Products	–	–	4,351,345	4,351,345
Professional Services	–	–	8,054,472	8,054,472
Real Estate Management & Development	–	–	2,482,560	2,482,560
Software	–	–	6,962,500	6,962,500
Technology Hardware, Storage & Peripherals	–	–	2,781,756	2,781,756
Transportation Infrastructure	–	–	2,489,284	2,489,284
Remaining Industries	–	5,860,452	–	5,860,452
Membership Interests	–	–	125,996	125,996
Non-Agency Commercial Mortgage-Backed Securities	–	7,420,205	37,620	7,457,825
Short-Term Investments
Money Market Mutual Funds	1,639,317	–	–	1,639,317
Repurchase Agreements	–	3,023,947	–	3,023,947
Total	$1,639,317	$124,754,076	$96,698,803	$223,092,196
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$57,713	$–	$57,713
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	105,494	–	105,494
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	7,461	–	7,461
Liabilities	–	(140,030)	–	(140,030)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(10,894,839)	–	(10,894,839)
Total	$–	$(10,864,201)	$–	$(10,864,201)

(1)	Refer to Note 2(a) in the Notes to Financial Statements for a description of fair value measurements and the three-tier hierarchy of inputs.

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

December 31, 2025

(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments.
(3)	The level 3 investments include unfunded commitments of $2,885,604.
(4)	The level 3 investments include unfunded commitments of $654,865.
(5)	The level 3 investments include unfunded commitments of $12,645,658.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities(a)	Corporate Notes(b)	Membership Interests	Floating Rate Loans(c)	Non-Agency Commercial Mortgage-Backed Securities
Balance as of July 1, 2025	$10,000,000	$4,959,500	$–	$33,305,532	$–
Accrued Discounts (Premiums)	–	–	–	41,879	97
Realized Gain/(Loss)	–	–	–	26,999	54
Change in Unrealized Appreciation/(Depreciation)	30,900	14,500	–	(98,375)	–
Purchases	12,133,462	–	125,996	45,073,828	128,010
Sales	(6,133,462)	–	–	(2,819,576)	(90,541)
Transfers into Level 3(d)	–	–	–	–	–
Transfers out of Level 3(d)	–	–	–	–	–
Balance as of December 31, 2025	$16,030,900	$4,974,000	$125,996	$75,530,287	$37,620
Change in unrealized appreciation/(depreciation) for the period ended December 31, 2025, related to the Level 3 investments held at December 31, 2025	$30,900	$14,500	$–	$(98,375)	$–

(a)	Includes unfunded commitments of $2,885,604.
(b)	Includes unfunded commitments of $654,865.
(c)	Includes unfunded commitments of $12,645,658.
(d)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period.

The following table summarizes the significant unobservable inputs the Fund used to value its investments categorized within Level 3 as of December 31, 2025. In addition to the techniques and inputs noted in the table below, according to the valuation policy we may also use other valuation techniques and methodologies when determining the fair value measurements. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they relate to the Fund's determination of fair values.

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

December 31, 2025

The unobservable inputs used in the fair value measurement of the Fund's Level 3 investments as of December 31, 2025 were as follows:

Quantitative Information about Level 3 Fair Value Measurements

Assets	12-31-2025 Fair Value ($)	Valuation Technique(s)/ Methodologies	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Asset-Backed Securities	5,000,000	Market Approach	Transaction Price	N/A	N/A
Asset-Backed Securities(a)	11,030,900	Income Approach	Discount Rate	6.88% – 8.65%	7.81%
Corporate Notes(b)	4,974,000	Income Approach	Discount Rate	6.18% – 6.95%	6.49%
Membership Interests	125,996	Market Approach	Transaction Price	N/A	N/A
Floating Rate Loans(c)	28,288,854	Market Approach	Transaction Price	N/A	N/A
Floating Rate Loans(d)	47,241,433	Income Approach	Discount Rate	4.95% – 11.03%	8.82%
Non-Agency Commercial Mortgage-Backed Security	37,620	Market Approach	Transaction Price	N/A	N/A
Total Level 3	$96,698,803

(a)	Includes unfunded loan commitments of $2,885,604.
(b)	Includes unfunded loan commitments of $654,865.
(c)	Includes unfunded loan commitments of $3,366,030.
(d)	Includes unfunded loan commitments of $9,279,628.

The significant unobservable input used in the market approach is the transaction price to acquire the position. There has been no change to the valuation based on the underlying assumptions used at the closing of such transaction. The significant unobservable input used in the income approach is the discount rate. The discount rate is used to discount the estimated future cash flows, which include both future principal and interest payments expected to be received from the underlying investment. An increase/decrease in the discount rate would result in a decrease/increase, respectively, in the fair value.

See Notes to Financial Statements.	25

Statement of Assets and Liabilities (unaudited)

December 31, 2025

ASSETS:
Investments in securities, at cost	$205,963,512
Investments in securities, at fair value	$206,906,069
Cash	1,231,862
Deposits with brokers for forwards and swap contracts collateral	2,058,553
Foreign cash, at value (cost $208,912)	210,561
Receivables:
Interest	2,615,810
Investment securities sold	1,395,302
Capital shares sold	477,097
From advisor (See Note 4)	171,700
Variation margin for centrally cleared swap contract agreements	22,083
Deferred financing costs	93,041
Unrealized appreciation on forward foreign currency exchange contracts	7,461
Prepaid expenses	52,456
Total assets	215,241,995
LIABILITIES:
Payables:
Credit Facility	15,000,000
Investment securities purchased	1,317,632
Management fee	158,655
Credit Facility Interest	67,813
Fund administration	6,346
Trustees’ fees	3,188
Distribution and Servicing Plan	1,683
Reverse repurchase agreement payable, at fair value	10,894,839
Unrealized depreciation on forward foreign currency exchange contracts	140,030
Unrealized depreciation on unfunded loan commitments	40,461
Distributions payable	1,097,947
Accrued expenses	2,722
Total liabilities	28,731,316
Commitments and contingent liabilities (See Note 2(c))	–
NET ASSETS	$186,510,679
COMPOSITION OF NET ASSETS:
Paid-in capital	$185,883,332
Total distributable earnings/(loss)	627,347
Net Assets	$186,510,679
Net assets by class:
Class A Shares	$3,172,431
Class I Shares	$183,328,190
Class U Shares	$10,058
Outstanding shares by class (Unlimited number of authorized shares):
Class A Shares	315,479
Class I Shares	18,226,879
Class U Shares	1,000
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$10.06
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$10.32
Class I Shares-Net asset value	$10.06
Class U Shares-Net asset value	$10.06

*	Net asset value may not recalculate due to rounding of fractional shares.

26	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended December 31, 2025

Investment income:
Interest and other	$6,446,495
Expenses:
Management fee	771,255
Distribution and Servicing Plan–Class A	5,562
Distribution and Servicing Plan–Class U	39
Professional	272,633
Fund administration	30,850
Shareholder servicing	22,222
Custody	15,951
Reports to shareholders	15,858
Trustees’ fees	13,338
Registration	11,105
Credit facility interest expense and fees (See Note 10)	423,765
Reverse repurchase agreements interest expense (See Note 2(h))	104,987
Other	25,774
Gross expenses	1,713,339
Fees waived and expenses reimbursed (See Note 4)	(599,361)
Net expenses	1,113,978
Net investment income	5,332,517
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	230,695
Net realized gain/(loss) on forward foreign currency exchange contracts	285,321
Net realized gain/(loss) on swap contracts	(85,322)
Net realized gain/(loss) on foreign currency related transactions	(42,889)
Net change in unrealized appreciation/(depreciation) on investments	129,594
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	(81,430)
Net change in unrealized appreciation/(depreciation) on swap contracts	172,056
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(55,604)
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	(161,434)
Net realized and unrealized gain/(loss)	390,987
Net Increase in Net Assets Resulting From Operations	$5,723,504

See Notes to Financial Statements.	27

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended December 31, 2025 (unaudited)	For the Period Ended June 30, 2025(1)
Operations:
Net investment income	$5,332,517	$2,090,758
Net realized gain/(loss)	387,805	(430,284)
Net change in unrealized appreciation/(depreciation)	3,182	802,489
Net increase in net assets resulting from operations	5,723,504	2,462,963
Distributions to Shareholders:
Class A	(47,457)	(2,043)
Class I	(5,405,468)	(2,103,653)
Class U	(320)	(179)
Total distribution to shareholders	(5,453,245)	(2,105,875)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	78,287,796	106,894,471
Reinvestment of distributions	788,445	332,589
Cost of shares reacquired	(419,969)	–
Net increase in net assets resulting from capital share transactions	78,656,272	107,227,060
Net increase in net assets	78,926,531	107,584,148
NET ASSETS:
Beginning of period	$107,584,148	$–
End of period	$186,510,679	$107,584,148

(1)	For the period February 19, 2025, commencement of operations, to June 30, 2025.

28	See Notes to Financial Statements.

Statement of Cash Flows (unaudited)

For the Six Months Ended December 31, 2025

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$5,723,504
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Investments purchased	(127,032,090)
Investments sold and principal repayments	37,126,458
Net increase in short-term investments	(2,927,144)
Net amortization/(accretion) of premium (discount)	(258,072)
Increase in receivable from advisor	(156,388)
Amortization of deferred financing costs	77,255
Increase in interest receivable	(1,127,815)
Increase in prepaid expenses	(40,152)
Increase in variation margin receivable for centrally cleared swap contracts agreements	(36,567)
Increase in credit facility interest payable	59,713
Increase in management fee payable	158,655
Increase in reverse repurchase agreement payable	10,894,839
Increase in distribution and servicing plan payable	1,595
Increase in fund administration payable	2,907
Increase in trustees’ fees payable	3,188
Decrease in accrued expenses and other liabilities	(262,288)
Net realized (gain)/loss on:
Net realized (gain)/loss on investments	(230,695)
Net change in unrealized (appreciation)/depreciation on:
Net change in unrealized (appreciation)/depreciation on investments	(129,594)
Net change in unrealized (appreciation)/depreciation on forward foreign currency exchange contracts	81,430
Net change in unrealized (appreciation)/depreciation on from foreign currency translations	55,604
Net change in unrealized (appreciation)/depreciation on unfunded loan commitments	161,434
Net Cash Used in Operating Activities	(77,854,223)

See Notes to Financial Statements.	29

Statement of Cash Flows (unaudited)(concluded)

For the Six Months Ended December 31, 2025

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided by credit facility	$3,150,000
Deferred financing costs	(20,248)
Cost of shares reacquired	(419,969)
Distributions to shareholders	(4,277,403)
Net proceeds from sales of shares	78,229,209
Net Cash Provided by Financing Activities	76,661,589
Effect of exchange rate changes on cash	1,284
Net change in cash	$(1,191,350)
Cash at beginning of period	$4,692,326
Cash at end of period	$3,500,976
Supplemental disclosure of cash flow information:
Cash paid for interest expense and fees on credit facility and reverse repurchase agreements	$469,039
Reinvestment of distributions	788,445
Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities, ending balance:
Cash	$1,231,862
Foreign cash, at value	$210,561
Deposits with brokers for forwards and swap contracts collateral	$2,058,553
Total cash and restricted cash, ending balance	$3,500,976

30	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	Net investment income	Net asset value, end of period
Class A
12/31/2025(c)	$10.03	$0.32	$0.03	$0.35	$(0.32)	$10.06
2/19/2025 to 6/30/2025(d)	10.00	0.18	0.03	0.21	(0.18)	10.03
Class I
12/31/2025(c)	10.03	0.36	0.03	0.39	(0.36)	10.06
2/19/2025 to 6/30/2025(d)	10.00	0.21	0.03	0.24	(0.21)	10.03
Class U
12/31/2025(c)	10.03	0.32	0.03	0.35	(0.32)	10.06
2/19/2025 to 6/30/2025(d)	10.00	0.18	0.03	0.21	(0.18)	10.03

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Commenced on February 19, 2025.
(e)	Not annualized.
(f)	Annualized.

32	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:

Total return (%)(b)(e)	Total expenses after waivers and/or reimburse- ments (includes interest expense) (%)(f)	Total expenses after waivers and/or reimburse- ments (excludes interest expense) (%)(f)	Total expenses (%)(f)	Net investment income (loss) (%)(f)	Net assets, end of period (000)	Portfolio turnover rate (%)(e)

3.56	2.19	1.50	2.98	6.33	$3,172	15
2.12	1.51	1.48	2.74	5.10	146	13

3.94	1.44	0.75	2.23	7.04	183,328	15
2.39	0.76	0.73	1.99	5.72	107,428	13

3.53	2.19	1.50	2.98	6.23	10	15
2.11	1.47	1.47	2.68	4.98	10	13

See Notes to Financial Statements.	33

Financial Highlights (concluded)

Information about the Fund’s senior securities is shown in the following table:

	For the Six Months Ended December 31, 2025 (unaudited)	For the Period Ended June 30, 2025(a)
Line of Credit Total Amount Outstanding (000’s)	$15,000	$11,850
Asset Coverage Per $1,000 of Lines of Credit Outstanding(b)	$13,434	$10,078

(a)	Commenced on February 19, 2025.
(b)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated by subtracting the Fund’s total liabilities (excluding the indebtedness represented by the Line of Credit) from the Fund’s total assets and dividing by the total amount outstanding on the Line of Credit. The Asset Coverage ratio is then multipled by $1,000 to determine the “Asset Coverage per $1,000 of Line of Credit Outstanding.”

34	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Flexible Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on December 15, 2023. The Fund commenced operations on February 19, 2025.

The Fund’s investment objective is to provide total return. The Fund currently offers three classes of Shares: Class A, Class I and Class U. A front-end sales charge of 2.50% is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class I and Class U Shares.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts periodic repurchase offers for a portion of its outstanding Shares.

The Fund’s investment adviser is Lord Abbett FIF Advisor LLC (the “Adviser”) and the Fund’s sub-adviser is Apollo Credit Management, LLC (the “Sub-Adviser” and together with the Adviser, the “Advisers”). The Adviser is a wholly-owned subsidiary of Lord, Abbett & Co. LLC (together with the Adviser, “Lord Abbett”). The Sub-Adviser is an affiliate of Apollo Global Management, Inc. and its consolidated subsidiaries.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent

Notes to Financial Statements (unaudited)(continued)

with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to the Adviser as its valuation designee. Accordingly, the Adviser is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Adviser, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Private investments are not anticipated to have readily available market values. Such investments are valued at fair value determined in good faith using observable and unobservable inputs and generally represent an estimate of a transactable level or “exit price”. These investments are generally valued using one or more valuation methods including the market approach, the income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities. The Fund may use amortized cost as a pricing technique for investments that have recently transacted.

Notes to Financial Statements (unaudited)(continued)

Investments may be valued using a range of fair valuations from an independent pricing service, including an external fair value specialist (“EFVS”). If the range of fair valuations received from an EFVS are determined to be materially different from recent transaction prices, fair value may be determined using both the transaction prices and the EFVS prices as inputs to the fair value for a reasonable period of time subject to the determination of the Pricing Committee. The Pricing Committee will determine the appropriate valuation methodology as outlined above for each private investment.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses—Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A and Class U Shares bear their class-specific share of all expenses and fees relating to the Fund’s Distribution and Servicing Plan.

(c)	Floating Rate Loans—Floating rate loans include bank loans, direct lending arrangements and middle market loans. The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. Unfunded commitments include commitments to bank loans, direct lending, middle market loans, CLO warehouse facilities and revolving promissory notes. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s investments.

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2025, the Fund had the following unfunded commitments:

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
Accommodations Plus Technologies Holdings LLC 2025 Revolver	$333,333	$330,000	$330,283	$(283)
Allied Benefit Systems Intermediate LLC 2025 2nd Amendment Delayed Draw Term Loan	440,648	438,445	439,557	(1,112)
Associations, Inc. 2024 2nd Amendment Revolver	136,842	136,842	136,424	418
Associations, Inc. 2024 Special Purpose Delayed Draw Term Loan	97,213	96,970	96,917	53
BCPE Maverick Parent LP Delayed Draw Term Loan	274,798	274,798	274,798	0
BSFR II UTE I LLC Revolver	68,712	68,732	68,589	143
Cambrex Corp. 2025 Delayed Draw Term Loan	291,545	291,545	290,259	1,286
Cambrex Corp. 2025 Delayed Draw Term Loan 1	531,458	531,458	531,458	0
Cambrex Corp. 2025 Revolver	240,525	240,525	238,403	2,122
Cerity Partners LLC 2025 6th Amendment Incremental Revolver	69,358	69,011	69,013	(2)
Cerity Partners LLC 2025 Tranche B Delayed Draw Term Loan	917,431	912,844	915,152	(2,308)
CI MG Group LLC 2025 Delayed Draw Term Loan	352,703	348,082	349,287	(1,205)
CI MG Group LLC 2025 Revolver	70,946	70,017	70,045	(28)
CRM Series Seller 2025 LLC Revolver	12,449	12,445	12,438	7
CT Technologies Intermediate Holdings, Inc. 2025 Incremental Delayed Draw Term Loan	182,882	181,053	181,407	(354)
CT Technologies Intermediate Holdings, Inc. 2025 New Synthetic Delayed Draw Term Loan	122,531	121,306	122,531	(1,225)
CT Technologies Intermediate Holdings, Inc. 2025 Revolver	365,764	365,764	362,392	3,372
Deerfield Dakota Holding LLC 2025 Revolver	257,143	254,571	254,683	(112)
DRS Holdings III, Inc. 2025 Revolver	142,624	141,911	142,063	(152)
Edition Holding, Inc. Delayed Draw Term Loan 2	714,640	711,961	713,308	(1,347)
Elk Bidco, Inc. Delayed Draw Term Loan	373,134	372,202	372,275	(73)
Elk Bidco, Inc. Revolver	335,821	334,981	334,274	707
Edition Holdings, Inc. Delayed Draw Term Loan	381,385	379,955	380,674	(719)
Edition Holdings, Inc. Revolver	267,990	266,985	266,991	(6)
Goldeneye Parent LLC Revolver	316,189	316,979	314,779	2,200
Jeppesen Holdings, LLC Revolver	147,887	146,778	146,805	(27)
Koala Investment Holdings, Inc. Delayed Draw Term Loan	452,413	447,889	450,261	(2,372)

Notes to Financial Statements (unaudited)(continued)

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
Koala Investment Holdings, Inc. Revolver	$201,072	$199,062	$199,160	$(98)
LHS Borrower LLC 2025 Revolver	97,991	96,521	96,601	(80)
NMFC Senior Loan Program III LLC Class B Term Loan	964,286	964,382	964,286	96
NMFC Senior Loan Program III LLC Class B Term Loan 1	1,918,919	1,921,222	1,918,919	2,303
One Call Corp. 2025 Revolver	230,263	226,809	227,024	(215)
QTS Realty Trust LLC Revolving Promissory Note	654,865	651,459	649,209	2,250
Russell Investments U.S. Institutional Holdco, Inc. 2025 PIK Revolver	150,943	148,679	148,682	(3)
Saber Parent Holdings Corp. Delayed Draw Term Loan	292,683	291,219	291,956	(737)
Saber Parent Holdings Corp. Revolver	146,341	145,610	145,614	(4)
Sigma Irish Acquico Ltd. 2025 Delayed Draw Term Loan, (Ireland)	305,245	302,955	302,536	419
Silk Holdings III Corp. 2025 5th Amendment Revolver	97,484	96,510	96,521	(11)
Titan BW Borrower LP PIK Delayed Draw Term Loan	168,919	167,230	167,336	(106)
Titan BW Borrower LP Revolver	337,838	334,459	334,672	(213)
Tulip Bidco Ltd. GBP PIK Incremental Acquisition Facility (United Kingdom)	1,480,627	1,925,374	1,965,874	(40,500)
UFT Buyer LLC Delayed Draw Term Loan	487,805	482,927	485,392	(2,465)
UFT Buyer LLC Revolver	182,927	181,097	181,118	(21)
Wisdom Purchaser LLC Revolver	187,500	186,563	186,622	(59)
Total	$15,804,074	$16,186,127	$16,226,588	$(40,461)

(d)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. The Fund will begin to file tax returns for the tax year ended June 30, 2025.

Notes to Financial Statements (unaudited)(continued)

(f)	Investment Income—Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Fund’s Statement of Operations. Loan origination fees, original issue discount and market discount or premium are capitalized and amortized against or accreted into interest income using the effective interest method or straight-line method, as applicable. For the Fund’s investments in revolving and delayed draw floating rate loans, the cost basis of the investment purchased is adjusted for the cash received for the discount on the total balance committed. The fair value is also adjusted for price appreciation or depreciation on the unfunded portion. The amortized cost of debt investments represents the original cost, including loan origination fees and upfront fees received that are deemed to be an adjustment to yield, adjusted for the accretion of discounts and amortization of premiums, if any. Upon prepayment of a loan or debt security, any unamortized premiums, unamortized upfront loan origination fees and unamortized discounts are recorded as interest income in the current period. Investment income is allocated to each class of Shares based upon the relative proportion of net assets at the beginning of the day.

Certain investments may have contractual payment-in-kind (“PIK”) interest or dividends. PIK represents accrued interest or accumulated dividends that are added to the loan principal of the investment on the respective interest or dividend payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest or dividend income, as applicable. If at any point the Fund believes PIK is not expected to be realized, the investment generating PIK will be placed on non-accrual status. Accrued PIK interest or dividends are generally reversed through interest or dividend income, respectively, when an investment is placed on non-accrual status.

(g)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(h)	Reverse Repurchase Agreements—The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased

Notes to Financial Statements (unaudited)(continued)

demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund. For the six months ended December 31, 2025, the average daily amount of reverse repurchase agreements outstanding was $5,623,522 at a weighted average interest rate of 4.54%.

(i)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions—The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives—During the six months ended December 31, 2025, the Fund used derivative instruments including forward foreign currency exchange contracts and swap contracts in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a

Notes to Financial Statements (unaudited)(continued)

specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Forward Foreign Currency Exchange Contracts—During the six months ended December 31, 2025, the Fund listed in the tables below was exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Swap Contracts—The Fund may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits with broker for swap contracts collateral on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a

Notes to Financial Statements (unaudited)(continued)

variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore, credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts—During the six months ended December 31, 2025, the Fund listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Interest Rate Swap Contracts—During the six months ended December 31, 2025, the Fund listed in the tables below entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Summary of Derivatives Information—As of December 31, 2025, the Fund in the table below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

Notes to Financial Statements (unaudited)(continued)

		Lord Abbett Flexible Income Fund
Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(1)	Receivable, variation margin for centrally cleared swap contract agreements	–	–	$57,713
Centrally Cleared Interest Rate Swap Contracts(1)	Receivable, variation margin for centrally cleared swap contract agreements	$105,494	–	–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$7,461	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$140,030	–

(1)	Includes the value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the six months ended December 31, 2025:

	Lord Abbett Flexible Income Fund
	Statement of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$(89,622)	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$4,300
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$285,321	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$184,677	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$(12,621)
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(81,430)	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$34,383,429	–	–
Credit Default Swap Contracts		–	–	$1,028,571
Forward Foreign Currency Exchange Contracts		–	$15,183,037	–

Notes to Financial Statements (unaudited)(continued)

Disclosures About Offsetting Assets And Liabilities—FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$7,461	$–	$7,461
Total	$7,461	$–	$7,461

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Goldman Sachs	$7,461	$(7,461)	$ –	$–	$–
Total	$7,461	$(7,461)	$ –	$–	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$140,030	$–	$140,030
Total	$140,030	$–	$140,030

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$140,030	$(7,461)	$ –	$–	$132,569
Total	$140,030	$(7,461)	$ –	$–	$132,569

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2025.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2025

Notes to Financial Statements (unaudited)(continued)

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee and Other Expenses Transactions

The Fund has entered into a management agreement (the “Management Agreement”) with the Adviser, pursuant to which the Adviser supplies the Fund with investment management services and, pursuant to certain arrangements with Lord Abbett, executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of 1.00%.

For the six months ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .00% of the Fund’s average daily net assets.

The Adviser, the Sub-Adviser, and the Fund have entered into a sub-advisory agreement (the “Sub-Advisory Agreement”), pursuant to which the Sub-Adviser will provide general investment sub-advisory services for the Fund. For providing these services, the Sub-Adviser will receive a fee from the Adviser based on the terms of the Sub-Advisory Agreement.

In addition, Lord, Abbett & Co. LLC provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets for each month. The fund administration fee is accrued daily and payable monthly.

The Adviser, the Sub-Adviser and the Fund have entered into the Expense Limitation and Reimbursement Agreement under which the Adviser and Sub-Adviser have agreed contractually for a one-year period from the date of the Fund’s prospectus to waive, pay or otherwise bear management fees and all other expenses incurred in the business of the Fund (“Specified Expenses”), calculated and reimbursed on a Class-by-Class basis in respect of each of Class A, Class I and Class U with the exception of (i) distribution and shareholder servicing expenses, (ii) dividend and interest expenses (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (iii) taxes and costs to reclaim foreign taxes, (iv) expenses related to litigation and potential litigation; (v) investment expenses (such as fees and expenses of outside legal counsel or third-party consultants, due diligence-related fees, and other costs, expenses and liabilities with respect to consummated and unconsummated investments), (vi) acquired fund fees and expenses, and (vii) extraordinary expenses (as determined in the discretion of the Adviser and Sub-Adviser), to the extent necessary so that the Fund’s monthly Specified Expenses in respect of each class of the Fund do not exceed 0.75% of the average daily net asset value of such class (the “Expense Cap”).

If the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Cap, the Adviser and Sub-Adviser shall be entitled to reimbursement by the Fund of the expenses borne by the Adviser and/or Sub-Adviser, as applicable, on behalf of the Fund pursuant to the Expense Limitation and Reimbursement Agreement (the “Reimbursement Amount”). A reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser or Sub-Adviser; and (ii) the Reimbursement Amount does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal period) during the applicable quarter to exceed the Expense Cap of such class. The Reimbursement Amount for a class of Shares will not cause Fund expenses in respect of

Notes to Financial Statements (unaudited)(continued)

that class to exceed the lesser of (1) the expense limitation in effect at the time of waiver or reimbursement, and (2) the expense limitation in effect at the time of recapture. The Expense Limitation and Reimbursement Agreement will remain in effect for a one-year period from the date of the Fund’s prospectus, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation and Reimbursement Agreement may be renewed annually with the written agreement of the Adviser, the Sub-Adviser, and the Fund.

Based on the terms described above, the Fund may be obligated to make reimbursement payments to the Adviser and Sub-Adviser in accordance with the Expense Limitation and Reimbursement Agreement. As of December 31, 2025, no such reimbursements were required.

The following table presents a cumulative summary of the expense payments and reimbursement payments as of December 31, 2025.

Expenses Reimbursed by the Adviser and Sub-Adviser	Reimbursement made by the Fund to the Adviser and Sub-Adviser	Unreimbursed Expense Payments to the Adviser and Sub-Adviser
$599,361	$0	$599,361

Distribution and Servicing Plan

The Fund has adopted a Distribution and Servicing Plan for Class A and Class U shares of the Fund, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class U
Service	.25%	.25%
Distribution	.50%	.50%

*	The Fund may designate a portion of the aggregate fees as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

Class I shares do not have a distribution plan.

Distributor

The Distributor is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a wholly-owned subsidiary of Lord, Abbett & Co. LLC. The Distributor does not participate in the distribution of non-Lord Abbett managed products. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund.

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended December 31, 2025:

Distributor Commissions	Dealers’ Concessions
$54	$36,900

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net

Notes to Financial Statements (unaudited)(continued)

capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Flexible Income Fund	$5,453,245	$ –	$ –	$5,453,245

The tax character of distributions paid during the period ended June 30, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Flexible Income Fund	$2,105,875	$ –	$ –	$2,105,875

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Flexible Income Fund	$ –	$(19,950)	$(19,950)

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Flexible Income Fund	$205,912,388	1,512,934	(599,410)	913,524

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six month period ended December 31, 2025 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$123,272,450	$ –	$36,945,173

7.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among certain Lord Abbett-sponsored closed-end funds primarily based on the relative net assets of each fund.

Notes to Financial Statements (unaudited)(continued)

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the Fund did not have any securities on loan.

10.	CREDIT FACILITY

In pursuing its investment objective, the Fund may seek to enhance returns through the use of leverage, including through loans obtained from certain financial institutions. On June 23, 2025, the Fund (the “Borrower”) entered into a revolving credit facility with the Toronto-Dominion Bank, New York Branch (the “Lender”) for an initial commitment amount of $20,000,000 (the “Credit Facility”). On December 29, 2025, the Borrower and the Lender entered into Amendment No. 1 to the Credit Facility which, among other changes, increased the commitment amount to $40,000,000. The Credit Facility provides for secured borrowings for an initial 364-day term and is reviewed periodically by the Board. Borrowings accrue interest based on, for each day, the greater of such day’s (a) Prime Rate, (b) the Federal Funds Rate plus ½ of 1% and (c) the Term Secured Overnight Financing Rate plus a spread of 1%. The maturity date of the Credit Facility is June 23, 2026. As security for borrowings under the Credit Facility, the Fund has pledged all of its assets to the Lender, and the Lender holds a first-priority lien on the Fund’s investments.

Structuring fees on the Credit Facility accrue at a rate of 0.10% of the commitment amount. An unused commitment fee accrues, with respect to unused amounts of the commitment amount, up to .30%. The Credit Facility contains certain financial and operating covenants that require the maintenance of ratios and benchmarks throughout the borrowing period. As of December 31, 2025, the Fund was in compliance in all material respects with these covenants. As of December 31, 2025, the outstanding

Notes to Financial Statements (unaudited)(continued)

aggregate drawn down amount under the Credit Facility was $15,000,000. During the six months ended December 31, 2025 there were no repayments under the Credit Facility. The components of interest expense, average interest rates (i.e. base interest rate in effect plus the spread) and average outstanding balance for the Credit Facility for the six months ended December 31, 2025 were as follows:

Stated interest expense	$332,960
Unused commitment fees	13,550
Amortization of deferred financing costs	77,255	*
Total interest expense	423,765
Average interest rate	5.45%
Average borrowing	$12,292,969

*	The Fund is amortizing over a 364-day period, $170,296 of deferred financing costs ending June 22, 2026.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

In the event the Fund defaults under a credit facility, the Fund’s business could be adversely affected as the Fund may be forced to sell a portion of its investments quickly and prematurely at prices that may be disadvantageous to the Fund in order to meet its outstanding payment obligations and/or support working capital requirements under the credit facility or such future borrowing facility, any of which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under a credit facility could assume control of the disposition of any or all of the Fund’s assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

11.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding Shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted.

For the six months ended December 31, 2025, the results of the repurchase offers were as follows:

Repurchase Request Deadline	Repurchase Pricing Date	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased
October 21, 2025	October 21, 2025	$419,969	41,747	0.25%

Notes to Financial Statements (unaudited)(continued)

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. For many fixed income securities, market risk is significantly, but not necessarily exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a decrease in the value of investments in bonds and other debt securities, while a fall in rates typically causes an increase in value. Equity securities have experienced significantly more volatility in returns than fixed income securities over the long term, although under certain market conditions fixed income securities may have comparable or greater price volatility. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below

Notes to Financial Statements (unaudited)(continued)

investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. The Fund may invest in fixed rate and variable rate loans and floating or adjustable-rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. Such financings constitute senior liens on an unencumbered security (i.e., security not subject to other creditors’ claims).

The Fund may invest in collateralized loan obligations (“CLOs”). The cash flows from a CLO are divided into two or more classes called “tranches,” each having a different risk-reward structure in terms of the right (or priority) to receive interest payments from the CLO. The riskiest portion is the equity tranche which generally bears losses in connection with the first defaults, if any, on the bonds or loans in the trust and serves to provide some measure of protection to the other, more senior tranches from defaults. A senior tranche from a CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund invests. The risks of investing in a CLO can be generally summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others. A CLO’s collateral manager may have discretion to manage the CLO’s portfolio, and the fees and expenses of the CLO may reduce the returns of certain CLO tranches.

The Fund may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. While these loans may still contain other collateral protections, a covenant-lite loan may carry more risk than other loans made by the same borrower as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment.

Senior secured loans are usually rated below investment-grade or may also be unrated. As a result, the risks associated with senior secured loans are similar to the risks of below investment-grade fixed income instruments, although senior secured loans are senior and secured in contrast to other below investment-grade fixed income instruments, which are often subordinated or unsecured.

Notes to Financial Statements (unaudited)(continued)

Investment in senior secured loans rated below investment-grade is considered speculative because of the credit risk of their issuers. There may be less readily available and reliable information about most senior secured loans than is the case for many other types of securities. As a result, the Sub-Adviser will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the Sub-Adviser.

In general, the secondary trading market for senior secured loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Certain of the Fund’s investments may consist of loans or securities, or interests in pools of securities that are subordinated or may be subordinated in right of payment and ranked junior to other securities issued by, or loans made to obligors. If an obligor experiences financial difficulty, holders of its more senior securities will be entitled to payments in priority to the Fund. Some of the Fund’s asset-backed investments may also have structural features that divert payments of interest and/or principal to more senior classes of loans or securities backed by the same assets when loss rates or delinquency exceed certain levels. This may interrupt the income the Fund receives from its investments, which may lead to the Fund having less income to distribute to investors.

In addition, many of the obligors are highly leveraged and many of the Fund’s investments will be in securities which are unrated or rated below investment-grade. Such investments are subject to additional risks, including an increased risk of default during periods of economic downturn, the possibility that the obligor may not be able to meet its debt payments and limited secondary market support, among other risks.

Loans to private and middle-market companies involve risks that may not exist in the case of large, more established and/or publicly traded companies.

The Fund will make investments in private and middle-market companies, which involve a number of significant risks. The term “middle market” refers to companies with approximately $10 million to $100 million of EBITDA, which the Advisers believe is a useful proxy for cash flow although there may be other metrics to define “middle market.” Generally, little public information exists about these companies, and the Fund relies on the ability of the Advisers’ investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Advisers are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and the Fund may lose money on the Fund’s investments. Middle-market companies generally have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Middle-market companies may have limited financial resources, may have difficulty accessing the capital markets to meet future capital needs and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund’s realizing any guarantees the Fund may have obtained in connection with the Fund’s investment. In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to

Notes to Financial Statements (unaudited)(continued)

competitors’ actions and market conditions, as well as general economic downturns. Additionally, middle-market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s investment and, in turn, on the Fund. Middle-market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. The Fund or the Advisers may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments.

The Fund may invest in unlisted business development companies (“BDCs”) and publicly traded BDCs. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in diverse industries such as healthcare, chemical and manufacturing, technology and service companies. Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund.

The Fund is also subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Notes to Financial Statements (unaudited)(continued)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

As of December 31, 2025, the Fund had an individual shareholder owning approximately 40% of the Fund’s outstanding shares.

These factors, and others, can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 31, 2025		For the period ended June 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	300,602	$3,021,498	14,492	$144,994
Reinvestment of distributions	374	3,757	24	238
Shares reacquired	(13)	(132)	–	–
Increase	300,963	$3,025,123	14,516	$145,232
Class I Shares
Shares sold	7,485,022	$75,266,298	10,672,401	$106,739,477
Reinvestment of distributions	77,999	784,688	33,191	332,351
Shares reacquired	(41,734)	(419,837)	–	–
Increase	7,521,287	$75,631,149	10,705,592	$107,071,828
Class U Shares
Shares sold	–	$–	1,000	$10,000
Increase	–	$–	1,000	$10,000

14.	SUBSEQUENT EVENTS

Lord Abbett has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Flexible Income Fund	LAFIF-2 (02/26)

(b) Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
(a) The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.
Not applicable.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Trustees did not approve any investment advisory contract during the Fund’s most recent fiscal half year.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
(a) The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b) There have been no changes, as of the date of this filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) The information required by this Item 17(a) is only required in an annual report on this Form N-CSR.

(b) The information required by this Item 17(b) is only required in an annual report on this Form N-CSR.

Item 18:	Recovery of Erroneously Awarded Compensation.
(a) Not applicable.

(b) Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT FLEXIBLE INCOME FUND

By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 27, 2026

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: February 27, 2026